Concentrations and Risks (Details) - MYR (RM) RM in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentrations and Risks [Line Items]
Equity investment	RM 29,000	RM 23,000	RM 4,000
Cash and cash equivalents totaled	RM 200	RM 10	RM 4,000
Investments [Member]
Concentrations and Risks [Line Items]
Equity investments percentage	31.00%	33.00%	9.00%